Property and Equipment, Net - Schedule of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 355,291		¥ 242,222
Less: accumulated depreciation and amortization	(55,550)		(47,633)
Property and equipment, net	299,741	$ 41,514	194,589
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	300,909		191,743
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	30,042		29,966
Electronic Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,587		9,846
Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,001		5,577
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,279		1,617
Computer Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 3,473		¥ 3,473